Note 5 - Warrants (Q3) (Details) - $ / shares	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 4.03	$ 8.89	$ 10.90	$ 8.95
Minimum [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 2.03
Warrants and Rights Outstanding, Term (Year)	1 year		1 year
Maximum [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 20.40
Warrants and Rights Outstanding, Term (Year)	7 years		7 years